Note 22 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
Post-employment benefits	$ 108,936	$ 111,904
Other long-term benefits	71,446	71,345
Miscellaneous	49,760	48,432
Other non-current liabilities	$ 230,142	$ 231,681